Investment Securities (Schedule Of Amortized Cost And Fair Value By Contractual Maturity) (Details) - USD ($)		Dec. 31, 2015		Dec. 31, 2014
Schedule of Investments [Line Items]
Within 1 year, Amortized Cost		$ 1,500,000
After 1 year; within 5 years, Amortized Cost		100,000
After 5 years; within 10 years, Amortized Cost		102,000
After 10 years, Amortized Cost		0
Subtotal, Amortized Cost		1,702,000
Within 1 year, Fair Value		1,500,000
After 1 year; within 5 years, Fair Value		100,000
After 5 years; within 10 years, Fair Value		102,000
After 10 years, Fair Value		0
Subtotal, Fair Value		1,702,000
Securities available for sale, Amortized Cost		3,924,348,000	[1]	$ 3,526,482,000	[2]
Securities available for sale, Fair Value		3,929,846,000	[1]	3,556,613,000	[2]
HTM, Within 1 year, Amortized Cost		0
HTM, After 1 year; within 5 years, Amortized Cost		0
HTM, After 5 years; within 10 years, Amortized Cost		0
HTM, After 10 years, Amortized Cost		14,320,000
HTM Subtotal, Amortized Cost		14,320,000
HTM, Within 1 year, Fair Value		0
HTM, After 1 year; within 5 years, Fair Value		0
HTM, After 5 years; within 10 years, Fair Value		0
HTM, After 10 years, Fair Value		15,349,000
HTM Subtotal, Fair Value		15,349,000
Securities held to maturity, Amortized cost		14,320,000		4,292,000
Securities held to maturity, Fair Value		15,349,000		5,404,000
Government Agency Issued MBS And CMO
Schedule of Investments [Line Items]
Securities available for sale, Amortized Cost	[3]	3,737,796,000
Securities available for sale, Fair Value	[3]	3,743,294,000
Securities held to maturity, Amortized cost		0
Securities held to maturity, Fair Value		0
Equity and other
Schedule of Investments [Line Items]
Securities available for sale, Amortized Cost		184,850,000	[4]	182,184,000	[5]
Securities available for sale, Fair Value		184,850,000	[4]	$ 182,070,000	[5]
Securities held to maturity, Amortized cost		0
Securities held to maturity, Fair Value		$ 0

[1]	Includes $ 2.9 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $ 3.3 billion of securities pledged to secure public deposits, securities sold under agreements to repu rchase, and for other purposes .
[3]	Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
[4]	Includes restricted investments in FHLB-Cincinnati stock of $ 87.9 million and FRB stock of $ 65.8 million. The remainder is money market , mutual funds, and cost method investments.
[5]	Includes restricted investments in FHLB-Cincinnati stock of $ 87.9 million and FRB stock of $ 66.0 million. The remainder is money market , mutual funds, and cost method investments.